                                           ROXBURY FUNDS

                                           SCIENCE AND TECHNOLOGY PORTFOLIO

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards, Jr.

OFFICERS
Robert J. Christian, PRESIDENT
Eric Cheung, VICE PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
John R. Giles, VICE PRESIDENT
Fred Filoon, VICE PRESIDENT
Pat Colletti, TREASURER

INVESTMENT ADVISER
Roxbury Capital Management, LLC
100 Wilshire Boulevard., Suite 600
Santa Monica, CA 90401

CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE 19890

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

ADMINISTRATOR,
TRANSFER AGENT AND
ACCOUNTING AGENT
PFPC Inc.
400 Bellevue Parkway                                      SEMI-ANNUAL
Wilmington, DE 19809                                   DECEMBER 31, 2000

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY SCIENCE AND TECHNOLOGY PORTFOLIO.

WROX-SEMI-12/00

Roxbury Science & Technology Fund
------------------------------------------
FINANCIAL STATEMENTS

------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in Series, at value                                         $     144,509
Receivable due from advisor                                                    5,334
Unamortized organization costs                                                13,144
Other assets                                                                   2,747
                                                                       -------------

Total assets                                                                 165,734
                                                                       -------------

LIABILITIES:
Other accrued expenses                                                        17,363
                                                                       -------------

Total Liabilities                                                             17,363
                                                                       -------------

NET ASSETS                                                             $     148,371
                                                                       =============

NET ASSETS CONSIST OF:
Paid-in capital                                                              150,000
Undistributed net investment income                                              (32)
Net unrealized depreciation of investments                                    (1,597)
                                                                       -------------

NET ASSETS                                                             $     148,371
                                                                       =============

Shares of beneficial interest outstanding                                     30,367
                                                                       -------------

NET  ASSET VALUE, offering and redemption price per share ($0.01 par value, unlimited authorized shares):
     Class A Shares                                                    $        4.89
                                                                       =============

     Maximum offering price per share (100/94.50 of $4.89)             $        5.17
                                                                       =============

Roxbury Science & Technology Fund
---------------------------------------------
FINANCIAL STATEMENTS

---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the period December 14, 20001 through December 31, 2000 (Unaudited)

INVESTMENT INCOME:
        Investment income from Series                             $             6
        Expenses from Series                                                  (36)
                                                                  ---------------

             Net investment income from Series                                (30)
                                                                  ---------------
EXPENSES:
        Administration and accounting fees                                  2,323
        Custody fees                                                           52
        Transfer agent fees                                                 1,407
        Trustees' fees                                                         16
        Amortization of organizational expenses                             1,149
        Registration fees                                                     579
        Reports to shareholders                                             1,206
        Professional fees                                                     882
        Other                                                                  45
                                                                  ---------------

           Total expenses before fee waivers and reimbursements             7,659
           Fees waived and expenses reimbursed                             (7,657)
                                                                  ---------------

              Total expenses, net                                               2
                                                                  ---------------

        Net investment income                                                 (32)
                                                                  ---------------

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                       (1,597)
                                                                  ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $        (1,629)
                                                                  ===============



        (1) Commencement of operations.

Roxbury Science & Technology Fund
----------------------------------------
FINANCIAL STATEMENTS


------------------------------------------------------------------------------

        STATEMENT OF CHANGES IN NET ASSETS
        For the period December 14, 20001 through December 31, 2000 (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:
Operations:
        Net investment income                                  $           (32)
        Net change in unrealized depreciation of investments            (1,597)
                                                               ---------------


        Net decrease in net assets resulting from operations            (1,629)
                                                               ---------------


Portfolio share transactions (a):
        Proceeds from shares sold                                      150,000
                                                               ---------------

Net increase in net assets from Portfolio
        share transactions                                             150,000
                                                               ---------------

Total increase in net assets                                           148,371

NET ASSETS:
        Beginning of period                                               --
                                                               ---------------

        End of period                                          $       148,371
                                                               ===============


(A)TRANSACTIONS IN CAPITAL SHARES WERE:
        Shares sold                                                     30,367
                                                               ---------------

        Net increase in shares                                          30,367
        Shares outstanding - Beginning of period                          --
                                                               ---------------

        Shares outstanding - End of period                              30,367
                                                               ===============

        (1) Commencement of operations

Roxbury Science & Technology Fund
-------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding thoroughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                       FOR THE PERIOD
                                                                 DECEMBER 14, 20001 THROUGH
                                                                     DECEMBER 31, 2000*
                                                                          (UNAUDITED)
                                                                ----------------------------

NET ASSET VALUE - BEGINNING OF PERIOD                                    $     5.00
                                                                         ----------

INVESTMENT OPERATIONS:
   Net investment income                                                       0.00
   Net realized and unrealized gain (loss) on investments                     (0.11)
                                                                         ----------

Total from investment operations                                              (0.11)
                                                                         ----------


NET ASSET VALUE - END OF PERIOD                                          $     4.89
                                                                         ==========

TOTAL RETURN2 -2.20% RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses 3
      Including expense limitations                                            1.80%
      Excluding expense limitations                                            __NM
   Net investment income 3                                                    -1.24%
Portfolio Turnover2                                                               0%
 Net assets at end of period (000 omitted)                               $      148

(1) Commencement of operations.
(2) Not Annualized.
(3) Annualized.
(*) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Science & Technology Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
NM Not Meaningful

ROXBURY FUNDS -- ROXBURY SCIENCE AND TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Roxbury Science and Technology Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     The Portfolio has three classes of shares: Class A, Class B and Class C. As of December 31, 2000, only Class A shares are offered to the public.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Science and Technology Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.
-------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

     VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period ended December 31, 2000, $151,000 was contributed to and $3,864 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

     PFPC also serves as transfer agent and dividend disbursing agent of the Portfolio pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

     Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.80% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- SCIENCE AND TECHNOLOGY SERIES
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)

(The following pages should be read in conjunction with the Portfolio's Financial Statements.)

WT INVESTMENT TRUST I - SCIENCE & TECHNOLOGY SERIES
----------------------------------------------------------------------

     INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
     (Showing Percentage of Total Value of Net Assets)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES        MARKET VALUE
COMMON STOCK - 32.3%
    MANUFACTURING - 27.6%
       BIOTECHNOLOGY - 2.7%
           Affymetrix, Inc.*                                                    15                $1,116
           Amgen, Inc.*                                                         25                $1,598
           Genentech, Inc.*                                                     15                $1,223
                                                                                          --------------
                                                                                                  $3,937
                                                                                          --------------

       COMPUTERS & OFFICE EQUIPMENT - 1.3%
           Sun Microsystems, Inc.*                                              65                $1,812
                                                                                          --------------

       ELECTRONICS - 1.5%
           Texas Instruments, Inc.                                              45                $2,132
                                                                                          --------------


       PHARMACEUTICAL PREPARATIONS - 8.1%
           Abgenix, Inc.*                                                       20                $1,181
           Angiotech Pharmaceuticals, Inc.*                                     25                $1,150
           Forest Laboratories, Inc.*                                           15                $1,993
           IDEC Pharmaceuticals Corp.*                                           5                  $948
           King Pharmaceuticals, Inc.*                                          35                $1,809
           Pfizer, Inc.                                                         35                $1,610
           Pharmacia Corp.                                                      30                $1,830
           Praecis Pharmaceuticals, Inc.*                                       45                $1,316
                                                                                          --------------
                                                                                                 $11,837
                                                                                          --------------

       PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 4.5%
           Applera Corp. - Applied Biosystems Group                             15                $1,411
           Guidant Corp.*                                                       20                $1,079
           Medtronic, Inc.                                                      40                $2,415
           MiniMed, Inc.*                                                       40                $1,681
                                                                                          --------------
                                                                                                  $6,586
                                                                                          --------------

       SEMICONDUCTORS & RELATED DEVICES - 5.1%
           Applied Micro Circuits Corp.*                                        30                $2,251
           Atmel Corp.*                                                        155                $1,802
           Micron Technology, Inc.                                              45                $1,598
           Semtech Corp.*                                                       80                $1,765
                                                                                          --------------
                                                                                                  $7,416
                                                                                          --------------

       TELECOMMUNICATIONS EQUIPMENT - 4.4%
           Ciena Corp.*                                                         20                $1,628
           Ericsson (LM), ADR                                                   80                  $895
           Nortel Networks Corp. (Holding Co.)                                  70                $2,244
           Research in Motion, Ltd.*                                            20                $1,600
                                                                                          --------------
                                                                                                  $6,367
                                                                                          --------------
    TOTAL MANUFACTURING                                                                          $40,087
                                                                                          --------------

    SERVICES - 4.7%
       COMPUTER SERVICES - 1.8%
           Oracle Corp.*                                                        55                $1,598
           Parametric Technology Corp.*                                         80                $1,075
                                                                                          --------------
                                                                                                  $2,673
                                                                                          --------------

WT INVESTMENT TRUST I - SCIENCE & TECHNOLOGY SERIES
----------------------------------------------------
     INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------

                                                                    SHARES         MARKET VALUE
COMMON STOCK - (Continued)
       INTERNET SERVICES -2.9%
           Liberate Technologies, Inc.*                                 90               $1,226
           RealNetworks, Inc.*                                          75                 $652
           Verisign, Inc.*                                              20               $1,484
           Yahoo! Inc.*                                                 30                 $902
                                                                                  -------------
                                                                                         $4,264
                                                                                  -------------
    TOTAL SERVICES                                                                       $6,937
                                                                                  -------------

    TOTAL COMMON STOCK (Cost $48,642)                                                   $47,024
                                                                                  -------------
SHORT-TERM INVESTMENTS - 3.2%
           Sansom Street Fund - Money Market Portfolio                2318               $2,318
           Temp Cash Fund - Dollar Series                             2318               $2,318
                                                                                  -------------
    TOTAL SHORT-TERM INVESTMENTS (Cost $4,636)                                           $4,636
                                                                                  -------------
TOTAL INVESTMENTS (Cost $53,278)                                                        $51,660
                                                                                  -------------
OTHER ASSETS AND LIABILITIES, NET - 64.5%                                               $93,827
                                                                                  -------------
NET ASSETS - 100%                                                                      $145,487
                                                                                  =============

        WT Investment Trust I - Science & Technology Series
        ------------------------------------------------------------
        FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES
        December 31, 2000 (Unaudited)

ASSETS:
Investment in securities, at value*         $             51,660
Receivable due from advisor                                2,047
Cash                                                      93,857
Interest receivable                                            6
                                            --------------------

Total assets                                             147,570
                                            --------------------

LIABILITIES:
Other accrued expenses                                     2,083
                                            --------------------

Total Liabilities                                          2,083
                                            --------------------

NET ASSETS                                  $            145,487
                                            ====================


*Investments at cost                        $             53,278

        WT Investment Trust I - Science & Technology Series
        ------------------------------------------------------------
        FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS
        For the period December 14, 20001 through December 31, 2000 (Unaudited)


INVESTMENT INCOME:
        Interest                                                          $               6
                                                                          -----------------

            Total investment income                                                       6
                                                                          -----------------

EXPENSES:
        Advisory fees                                                                    20
        Administration and accounting fees                                                2
        Custody fees                                                                    563
        Professional fees                                                             1,342
        Trustees' fees                                                                   16
        Other                                                                           161
                                                                          -----------------

           Total expenses before fee waivers and expense reimbursements               2,104
           Fees waived and expenses reimbursed                                        2,067
                                                                          -----------------

             Total expenses, net                                                         37
                                                                          -----------------

        Net investment income (loss)                                                    (31)
                                                                          -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                  (1,618)
                                                                          -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $          (1,649)
                                                                          =================


        (1) Commencement of operations.

        WT Investment Trust I - Science & Technology Series
        -----------------------------------------------------------
        FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        STATEMENT OF CHANGES IN NET ASSETS
        For the period December 14, 20001 through December 31, 2000 (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:

Operations:
        Net investment income (loss)                           $              (31)
        Net change in unrealized appreciation (depreciation)
           of investments                                                  (1,618)
                                                               ------------------

Net decrease in net assets resulting
        from operations                                                    (1,649)
                                                               ------------------


Transactions in beneficial interests:
        Contributions                                                     151,000
        Withdrawals                                                        (3,864)
                                                               ------------------

Net increase in net assets from
        transactions in beneficial interest                               147,136
                                                               ------------------

Total increase in net assets                                              145,487

NET ASSETS:
        Beginning of period                                                  --
                                                               ------------------

        End of period                                          $          145,487
                                                               ==================


        (1) Commencement of operations.

WT INVESTMENT TRUST I -- SCIENCE AND TECHNOLOGY SERIES
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE TRUST. Science and Technology Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.
--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES. The Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury"), provides investment advisory services to the Series. For its services, Roxbury receives a fee of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% of the Series' next $1 billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion.

     Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.80% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the period ended December 31, 2000, the Series cost of securities purchased and proceeds from securities sold (excluding short-term investments) were $48,642 and $0 respectively.

5.   FINANCIAL HIGHLIGHTS. Financial Highlights were as follows:

                                                                                FOR THE PERIOD
                                                                        DECEMBER 14, 2000(1) THROUGH
                                                                              DECEMBER 31, 2000
   Total return**............................................................     (2.20)%
   Ratios to average net assets:
      Expenses
         Including expense limitations*......................................      1.80%
         Excluding expense limitations*......................................       NM
      Net investment income*.................................................     (1.24)%
      Portfolio turnover**...................................................      0%

*   Annualized.
**  Not annualized.
NM  Not meaningful.
(1) Commencement of operations.